Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

JCorriero@stradley.com

(215) 564-8528

August 1, 2016

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EGA Emerging Global Shares Trust (the “Trust”) File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 for the following series of the Trust would not have differed from those filed in Post-Effective Amendment No. 103, Amendment No. 105 (the “Amendment”), to the Trust’s Registration Statement on Form N-1A:

▪  EGShares Beyond BRICs ETF

▪  EGShares EM Core ex-China ETF

▪  EGShares EM Quality Dividend ETF

▪  EGShares EM Strategic Opportunities ETF

▪  EGShares Emerging Markets Consumer ETF

▪  EGShares Emerging Markets Core ETF

▪  EGShares India Consumer ETF

▪  EGShares India Infrastructure ETF

▪  EGShares India Small Cap ETF

▪  EGA Beyond BRICs Opportunities Fund

▪  EGA Emerging Markets Consumer Fund

▪  EGA Emerging Markets Core Fund

The Amendment was filed with the U.S. Securities and Exchange Commission electronically on July 29, 2016 (Accession No. 0001144204-16-115365). If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Michael D. Mabry at (215) 564-8011.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc: Maya Teufel

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